EMPLOYEE INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 27, 2016
Text Block [Abstract]
EMPLOYEE INCENTIVE COMPENSATION PLANS
NOTE 10:	EMPLOYEE INCENTIVE COMPENSATION PLANS

Annual Incentive Plan

The Annual Incentive Plan (“AIP”) provides a cash bonus that is earned based upon the Company’s business unit and consolidated financial results as measured against pre-established internal targets and upon the performance and job level of the individual. Total amounts charged to expense for this plan for the years ended November 27, 2016, November 29, 2015, and November 30, 2014 were $68.3 million, $65.7 million and $68.3 million, respectively. Total amounts accrued for this plan as of November 27, 2016, and November 29, 2015 were $68.5 million and $69.9 million, respectively.

Long-Term Incentive Plans

2016 Equity Incentive Plan (“EIP”). In July 2006, the Board adopted, and the stockholders approved, the EIP. The EIP was subsequently amended in 2011 and 2014 and then amended and restated by the Board of Directors and approved by the stockholders in April 2016. For more information on this plan, see Note 11.

Cash Long-Term Incentive Plan (“LTIP”). The Company established a long-term cash incentive plan effective at the beginning of 2005. Executive officers are not participants in this plan. Performance will be measured at the end of a three-year period based on the Company’s performance against the following pre-established targets: (i) the target compound annual growth rate in the Company’s net revenues over the three-year period; and (ii) the Company’s average margin of net earnings over the three-year period adjusted for certain items such as interest and taxes. Beginning in 2015, the Company introduced an additional target: total shareholder return over the three-year period relative to an expanded peer group. Awards will be paid out in the quarter following the end of the three-year period based on Company performance against the pre-established targets.

The Company recorded expense for the LTIP of $4.9 million, $4.3 million, and $2.3 million for the years ended November 27, 2016, November 29, 2015, and November 30, 2014, respectively. As of November 27, 2016, and November 29, 2015, the Company had accrued a total of $10.2 million and $8.8 million, respectively, for the LTIP.